Supplemental Financial Information (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Accrued payroll and employee benefits		$ 4,021	$ 107
Accrued purchase consideration from business combinations		7,500	500
City Semi deferred compensation		833
Accrued interest			785
Other	[1]	6,289	1,130
Accrued expenses and other current liabilities		$ 18,643	$ 2,522

[1]	Amount represents accruals for various operating expenses such as professional fees, open purchase orders, royalties and other estimates that are expected to be paid within the next 12 months.